Jun. 30, 2015
NEW SHERIDAN DEVELOPING WORLD FUND

ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED JUNE 30, 2015 TO THE FUND’S PROSPECTUS DATED JANUARY 28, 2015

The investment adviser for the Fund has been changed from New Sheridan Advisors, LLC to Champlain Investment Partners, LLC by virtue of Champlain Investment Partners, LLC acquiring New Sheridan Advisors, LLC.

Effective immediately, the following revisions have been made to the Fund’s Prospectus:

The first sentence of footnote (2) on page 3 of the Prospectus is deleted and replaced in its entirety with the following:

“Pursuant to a fee waiver letter agreement, (the “Fee Waiver Agreement”), Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.60% of the Fund’s average daily net assets for each of the Investor Class and Institutional Class shares, respectively.”

The second sentence of the first paragraph of the section titled “Principal Investment Strategies of the Fund” on page 4 of the Prospectus is deleted and replaced in its entirety with the following:

“The Fund’s adviser, Champlain Investment Partners, LLC (the “Adviser”), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru.”

The text in the section titled “Investment Adviser” on page 8 of the Prospectus is deleted and replaced in its entirety with the following:

“Champlain Investment Partners, LLC (the “Adviser”) is the investment adviser to the Fund.

The second sentence of the first paragraph of the section titled “What are the Fund’s Principal Investment Strategies?” on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

“The Fund’s adviser, Champlain Investment Partners, LLC (the “Adviser”), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru.”

The first paragraph of the section titled “Management” on page 16 of the Prospectus is deleted and replaced in its entirety with the following:

“Champlain Investment Partners, LLC, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser was formed as a Delaware limited liability company, and commenced business operations in 2004 and is registered with the U.S. Securities and Exchange Commission as an investment adviser. As of December 31, 2014 the Adviser had approximately $6.6 billion in assets under management. The Adviser’s principal address is 180 Battery Street, Suite 400, Burlington, Vermont 05401.”

The description of Russell E. Hoss’s business experience on page 17 of the Prospectus is deleted and replaced in its entirety with the following:

“Russell Hoss has more than 13 years of investment management experience. He is a portfolio manager on the firm’s developing markets investment team. Prior to joining the Adviser, Russell was a founding partner at New Sheridan Advisors LLC, a boutique emerging and frontier markets investment specialist. Russell also previously held positions as a research analyst at Alder Capital, a San Diego based hedge fund, and as a senior research analyst & director of equity research at ROTH Capital Partners.

Russell served for 5 years as a Cost Analyst after earning his Bachelor of Science degree in Behavioral Sciences from the United States Air Force Academy. He received his MBA degree from Loyola Marymount University. Russell earned his Chartered Financial Analyst (CFA) designation in 2004 and is a member of the CFA Institute and the Orange County CFA Society.”

The description of Richard W. Hoss’s business experience on page 17 of the Prospectus is deleted and replaced in its entirety with the following:

“Richard Hoss has more than 9 years of investment management experience. He is a portfolio manager on the firm’s developing markets investment team. Prior to joining the Adviser, Richard was Managing Partner of New Sheridan Advisors, LLC since 2011 and was a senior research analyst at ROTH Capital Partners, where he led research coverage on the Industrials sector, prior to his time at New Sheridan.

Richard served for 6 years as an aircraft commander after earning his Bachelor of Science degree in Social Sciences from the United States Air Force Academy. He received his MBA degree from the University of Maryland.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.